Shareholder Report, Average Annual Return (Details) 196491_Nuance Mid Cap Value Fund_Z Class_TSR Annual {Z Class}	12 Months Ended	60 Months Ended	108 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Z Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Z Class
Average Annual Return, Percent	14.16%	3.36%	7.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	14.92%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	29.76%	8.50%	9.60%